OTHER ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS	NOTE 7 – OTHER ASSETS As of September 30, 2021 and December 31, 2020, other assets consist of security deposit of $232,000 and $219,000 for operating leases, respectively.	NOTE 6 – OTHER ASSETS As of December 31, 2020, other assets consist of security deposit of $219,000 for operating leases.